SCHEDULE OF INVESTMENTS
Global Bond (in thousands)	SEPTEMBER 30, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Argentina
Energy – 0.7%
Pampa Energia S.A.
7.500%, 1-24-27(A)	$150	$138

Total Argentina - 0.7%		$138

Australia
Utilities – 1.0%
Ausgrid Finance Pty Ltd.
3.850%, 5-1-23(A)	200	208

Total Australia - 1.0%		$208

Austria
Consumer Staples – 1.0%
JBS Investments II GmbH (GTD by JBS S.A.)
5.750%, 1-15-28(A)	200	211

Total Austria - 1.0%		$211

Bermuda
Consumer Staples – 0.5%
Bacardi Ltd.
4.450%, 5-15-25(A)	100	110

Energy – 1.0%
GeoPark Ltd.
5.500%, 1-17-27(A)	200	197

Total Bermuda - 1.5%		$307

Brazil
Financials – 0.9%
XP, Inc.
3.250%, 7-1-26(A)	200	195

Industrials – 1.0%
Cosan Ltd.
5.500%, 9-20-29(A)(B)	200	211

Information Technology – 1.0%
StoneCo. Ltd.
3.950%, 6-16-28(A)	200	194

Materials – 2.0%
Nexa Resources S.A.
6.500%, 1-18-28(A)	200	220
Vale Overseas Ltd.
6.250%, 8-10-26	150	177

		397

Utilities – 1.0%
Aegea Finance S.a.r.l.
5.750%, 10-10-24(A)	200	205

Total Brazil - 5.9%		$1,202

British Virgin Islands
Information Technology – 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd.
1.000%, 9-28-27(A)	200	192

Total British Virgin Islands - 0.9%		$192

Canada
Energy – 0.6%
TransCanada PipeLines Ltd.
4.250%, 5-15-28	100	114

Financials – 0.9%
Brookfield Finance, Inc. (GTD by Brookfield Asset Management, Inc.)
4.350%, 4-15-30	100	116
Royal Bank of Canada
4.650%, 1-27-26	50	57

		173

Total Canada - 1.5%		$287

Cayman Islands
Consumer Discretionary – 0.9%
Meituan
3.050%, 10-28-30(A)	200	186

Total Cayman Islands - 0.9%		$186

Chile
Communication Services – 1.1%
VTR Finance B.V.
6.375%, 7-15-28(A)	200	216

Financials – 1.0%
Banco del Estado de Chile
2.704%, 1-9-25(A)	200	207

Industrials – 1.0%
Empresa de Transporte de Pasajeros Metro S.A.
3.650%, 5-7-30(A)	200	217

Materials – 1.0%
Celulosa Arauco y Constitucion S.A.
4.500%, 8-1-24	200	216

Utilities – 1.5%
Colbun S.A.
4.500%, 7-10-24(A)	200	215
Enel Chile S.A.
4.875%, 6-12-28	80	92

		307

Total Chile - 5.6%		$1,163

China
Communication Services – 1.0%
Weibo Corp.
3.500%, 7-5-24	200	208

Consumer Discretionary – 1.1%
Alibaba Group Holding Ltd.
3.400%, 12-6-27	200	214

Information Technology – 2.0%
Baidu, Inc.
1.625%, 2-23-27	200	198
Lenovo Group Ltd.

3.421%, 11-2-30(A)	200	208

		406

Total China - 4.1%		$828

Colombia
Financials – 1.0%
Banco de Bogota S.A.
5.375%, 2-19-23(A)	200	208

Utilities – 1.0%
Empresas Publicas de Medellin E.S.P.
4.250%, 7-18-29(A)	200	199

Total Colombia - 2.0%		$407

Hong Kong
Financials – 1.0%
Bangkok Bank Public Co. Ltd.
4.050%, 3-19-24(A)	200	215

Total Hong Kong - 1.0%		$215

India
Financials – 1.0%
Power Finance Corp. Ltd.
3.900%, 9-16-29	200	205

Utilities – 2.0%
Adani Electricity Mumbai Ltd.
3.949%, 2-12-30(A)	200	200
Adani Green Energy (UP) Ltd., Parampujya Solar Energy Private Ltd. and Prayatna Developers Private Ltd.
4.375%, 9-8-24(A)	200	200

		400

Total India - 3.0%		$605

Indonesia
Utilities – 2.3%
Perusahaan Listrik Negara:
5.450%, 5-21-28(A)	200	233
5.375%, 1-25-29(A)	200	232

		465

Total Indonesia - 2.3%		$465

Isle of Man
Consumer Discretionary – 1.0%
GOHL Capital Ltd.
4.250%, 1-24-27	200	211

Total Isle of Man - 1.0%		$211

Japan
Financials – 1.1%
Mitsubishi UFJ Financial Group, Inc.
3.287%, 7-25-27	100	109
Sumitomo Mitsui Financial Group, Inc.

3.748%, 7-19-23	110	117

		226

Total Japan - 1.1%		$226

Luxembourg
Consumer Staples – 1.1%
Minerva Luxembourg S.A.
5.875%, 1-19-28(A)	200	214

Financials – 2.0%
JSM Global S.a.r.l.
4.750%, 10-20-30(A)	200	204
Mexico Remittances Funding Fiduciary Estate
4.875%, 1-15-28(A)	200	198

		402

Total Luxembourg - 3.1%		$616

Malaysia
Consumer Discretionary – 1.0%
GENM Capital Labuan Ltd.
3.882%, 4-19-31(A)	200	198

Total Malaysia - 1.0%		$198

Mexico
Consumer Staples – 2.2%
Becle S.A.B. de C.V.
3.750%, 5-13-25(A)	200	218
Grupo Bimbo S.A.B. de C.V.
3.875%, 6-27-24(A)	200	215

		433

Energy – 0.4%
Petroleos Mexicanos
6.490%, 1-23-27	80	85

Financials – 0.8%
Banco Santander S.A.
4.125%, 11-9-22(A)	150	155

Industrials – 2.1%
Alfa S.A.B. de C.V.
5.250%, 3-25-24(A)	200	216
Grupo Kuo S.A.B. de C.V.
5.750%, 7-7-27(A)	200	207

		423

Materials – 2.1%
Industrias Penoles S.A.B. de C.V.
4.150%, 9-12-29(A)	200	220
Orbia Advance Corp. S.A.B. de C.V.
1.875%, 5-11-26(A)	200	201

		421

Total Mexico - 7.6%		$1,517

Netherlands
Energy – 0.5%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.)
5.600%, 1-3-31	100	109

Health Care – 1.1%
Teva Pharmaceutical Finance Netherlands III B.V. (GTD by Teva Pharmaceutical Industries Ltd.)
6.750%, 3-1-28(B)	200	229

Total Netherlands - 1.6%		$338

Nigeria
Financials – 1.0%
Africa Finance Corp.
4.375%, 4-17-26(A)	200	219

Total Nigeria - 1.0%		$219

Panama
Financials – 1.0%
Banco Latinoamericanco de Comercio Exterior S.A.
2.375%, 9-14-25(A)	200	204

Total Panama - 1.0%		$204

Peru
Financials – 2.8%
Banco de Credito del Peru
4.250%, 4-1-23(A)	150	156
Banco Internacional del Peru S.A.
3.250%, 10-4-26(A)	200	205
Corporacion Financiera de Desarrolla S.A.
2.400%, 9-28-27(A)	200	199

		560

Utilities – 0.8%
Fenix Power Peru S.A.
4.317%, 9-20-27	165	169

Total Peru - 3.6%		$729

Saudi Arabia
Energy – 1.0%
Saudi Arabian Oil Co.
1.250%, 11-24-23(A)	200	202

Total Saudi Arabia - 1.0%		$202

South Korea
Consumer Discretionary – 1.0%
Kia Corp.
1.750%, 10-16-26(A)	200	201

Financials – 2.1%
Hyundai Capital Services, Inc.
2.983%, 8-29-22(A)	210	215
Korea Development Bank
3.250%, 2-19-24	200	213

		428

Total South Korea - 3.1%		$629

Spain
Financials – 1.0%
Banco Santander S.A.
2.706%, 6-27-24	200	210

Utilities – 0.9%
EnfraGen Energia Sur S.A.U.
5.375%, 12-30-30(A)	200	197

Total Spain - 1.9%		$407

United Arab Emirates
Consumer Discretionary – 1.0%
GEMS MENASA Cayman Ltd. and GEMS Education Delaware LLC
7.125%, 7-31-26(A)	200	206

Energy – 1.0%
Galaxy Pipeline Assets BidCo Ltd.
1.750%, 9-30-27(A)	200	202

Financials – 1.0%
NBK SPC Ltd.
1.625%, 9-15-27(A)	200	198

Total United Arab Emirates - 3.0%		$606

United Kingdom
Consumer Staples – 1.0%
Imperial Tobacco Finance plc
3.750%, 7-21-22(A)	200	204

Financials – 2.7%
ANZ New Zealand International Ltd.
3.450%, 1-21-28(A)	200	221
Royal Bank of Scotland Group plc (The)
6.000%, 12-19-23	100	111
State Bank of India
4.875%, 4-17-24(A)	200	218

		550

Total United Kingdom - 3.7%		$754

United States
Consumer Discretionary – 1.5%
D.R. Horton, Inc.
2.600%, 10-15-25	100	105
Volkswagen Group of America, Inc.
4.250%, 11-13-23(A)	200	214

		319

Consumer Staples – 1.2%
Keurig Dr Pepper, Inc.
4.597%, 5-25-28	125	145
Reynolds American, Inc.
4.450%, 6-12-25	100	110

		255

Financials – 5.3%
Bank of America Corp.
3.593%, 7-21-28	125	137
BBVA Bancomer S.A.
5.875%, 9-13-34(A)	200	218
Citadel Finance LLC
3.375%, 3-9-26(A)	100	101
Citigroup, Inc.
3.520%, 10-27-28	125	136

Goldman Sachs Group, Inc. (The)
3.814%, 4-23-29	100	111
JPMorgan Chase & Co.:
3.540%, 5-1-28	118	129
4.000%, 10-1-68(B)	50	50
TerraForm Global Operating LLC (GTD by TerraForm Global LLC)
6.125%, 3-1-26(A)	50	52
Wells Fargo & Co.
4.300%, 7-22-27	125	142

		1,076

Health Care – 1.4%
Bayer U.S. Finance II LLC
2.850%, 4-15-25(A)	200	207
Fresenius U.S. Finance II, Inc.
4.500%, 1-15-23(A)	75	78

		285

Industrials – 0.4%
BAE Systems Holdings, Inc.
3.800%, 10-7-24(A)	75	81

Real Estate – 1.6%
Aircastle Ltd.
4.400%, 9-25-23	100	107
Crown Castle International Corp.
4.000%, 3-1-27	100	111
CyrusOne L.P. and CyrusOne Finance Corp. (GTD by CyrusOne, Inc.)
2.900%, 11-15-24	100	105

		323

Total United States - 11.4%		$2,339

Uruguay
Industrials – 0.4%
Navios South American Logistics, Inc. and Navios Logistics Finance (U.S.), Inc.
10.750%, 7-1-25(A)	70	77

Total Uruguay - 0.4%		$77

Venezuela
Financials – 0.9%
Corporacion Andina de Fomento:
3.250%, 2-11-22	150	151
2.375%, 5-12-23	30	31

		182

Total Venezuela - 0.9%		$182

Vietnam
Energy – 1.2%
Mong Duong Finance Holdings B.V.
5.125%, 5-7-29(A)	250	250

Total Vietnam - 1.2%		$250

TOTAL CORPORATE DEBT SECURITIES – 79.0%		$16,118

(Cost: $15,431)

OTHER GOVERNMENT SECURITIES(C)

Argentina – 0.5%
Republic of Argentina:
1.000%, 7-9-29	12	5
0.125%, 7-9-30	243	89

		94

Mexico – 1.0%
United Mexican States
3.250%, 4-16-30(B)	200	205

Panama – 1.1%
Republic of Panama
3.750%, 4-17-26	200	215

Peru – 0.9%
Republic of Peru:
2.783%, 1-23-31	100	99
1.862%, 12-1-32	100	91

		190

Qatar – 1.0%
Qatar Government Bond
3.875%, 4-23-23	200	211

Saudi Arabia – 1.2%
Saudi Arabia Government Bond
2.375%, 10-26-21(A)	250	250

Uruguay – 0.3%
Republica Orient Uruguay
4.500%, 8-14-24(B)	50	54

TOTAL OTHER GOVERNMENT SECURITIES – 6.0%		$1,219

(Cost: $1,250)

UNITED STATES GOVERNMENT OBLIGATIONS

United States – 13.7%
U.S. Treasury Bonds
0.875%, 11-15-30	200	190
U.S. Treasury Notes:
1.500%, 1-15-23	150	153
2.125%, 9-30-24	100	105
0.250%, 10-31-25	200	195
2.250%, 11-15-25	150	159
0.375%, 11-30-25	300	294
0.375%, 12-31-25	200	196
0.500%, 2-28-26	100	98
0.750%, 4-30-26	400	397
2.375%, 5-15-27	125	134
0.375%, 7-31-27	300	287
0.375%, 9-30-27	300	286
0.625%, 11-30-27	100	97
1.000%, 7-31-28	200	196

		2,787

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 13.7%		$2,787

(Cost: $2,816)

SHORT-TERM SECURITIES	Shares

Money Market Funds (D) – 3.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class
0.030%	119	119
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares
0.010%(E)	575	575

		694

TOTAL SHORT-TERM SECURITIES – 3.4%		$694

(Cost: $694)

TOTAL INVESTMENT SECURITIES – 102.1%		$20,818

(Cost: $20,191)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.1)%		(420)

NET ASSETS – 100.0%		$20,398

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021 the total value of these securities amounted to $11,638 or 57.1% of net assets.

(B)	All or a portion of securities with an aggregate value of $601 are on loan.

(C)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(D)	Rate shown is the annualized 7-day yield at September 30, 2021.

(E)	Investment made with cash collateral received from securities on loan.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2021.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$16,118	$—
Other Government Securities	—	1,219	—
United States Government Obligations	—	2,787	—
Short-Term Securities	694	—	—
Total	$694	$20,124	$—

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2021 and the related unrealized appreciation (depreciation) were as follows:
Cost	$20,191

Gross unrealized appreciation	799

Gross unrealized depreciation	(172)

Net unrealized appreciation	$627